Business combinations (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Consideration paid and acquisition fate fair value of assets and liabilities
The following table summarizes the allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash	11,267
Trade receivables and other assets	3,197
Merchant cash advances	1,531

15,995

Property and equipment	765
Goodwill	474,350
Customer relationships	83,000
Software technology	13,400
Other long-term assets	122

Total assets	587,632

Current liabilities
Accounts payable and accrued liabilities	18,228
Deferred revenue	4,417

Total liabilities	22,645

Fair value of net assets acquired	564,987
Less: Cash acquired	11,267

Fair value of net assets acquired, less cash acquired	553,720

Paid in Common Shares of the Company	380,574
Paid in cash	134,055
Value of replacement awards issued	40,432
Receivable from ShopKeep (already partially received)	1,341
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash	15,652
Accounts receivable and other assets	2,512

18,164

Property and equipment	376
Goodwill	339,317
Customer relationships	82,499
Software technology	18,300
Other long-term assets	123

Total assets	458,779

Current liabilities
Accounts payable and accrued liabilities	28,371
Deferred revenue	3,392

Total liabilities	31,763

Fair value of net assets acquired	427,016
Less: Cash acquired	15,652

Fair value of net assets acquired, less cash acquired	411,364

Paid in Common Shares of the Company	310,214
Paid in cash	98,921
Payable to Upserve (already settled)	2,229